Deposits, Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Deposits, Prepayments and Other Current Assets
Deposits for office spaces leases	¥ 26,055	$ 4,034	¥ 26,351
Prepaid rental and property management fee	16,025	2,481	11,351
Prepaid listing fee			3,973
Other current assets	9,460	1,464	1,776
Deposits, prepayments and other current assets	¥ 51,540	$ 7,979	¥ 43,451